UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	VERSO PAPER HOLDINGS LLC	Common Stock	Treasury Stock	Paid-in Capital	Paid-in Capital VERSO PAPER HOLDINGS LLC	Retained Deficit	Retained Deficit VERSO PAPER HOLDINGS LLC	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) VERSO PAPER HOLDINGS LLC
Member's Equity Beginning of Period at Dec. 31, 2010		$ 71,417				$ 318,690		$ (231,019)		$ (16,254)
Stockholders' Equity Beginning of Period at Dec. 31, 2010	(6,806)		525	0	214,050		(205,127)		(16,254)
Treasury Stock, Shares at Dec. 31, 2010				0
Common Stock, Shares, Issued at Dec. 31, 2010			52,467,000
Cash distributions		(88)						(88)
Net loss	(137,061)	(122,529)					(137,061)	(122,529)
Other comprehensive income (loss)	(12,404)	(12,404)							(12,404)	(12,404)
Common stock issued for restricted stock, net			1		(1)
Common stock issued for restricted stock, net	(53)
Common stock issued for restricted stock, net				(53)
Stock option exercise	16				16
Equity award expense	2,420	2,420			2,420	2,420
Common stock issued for restricted stock, net (in shares)			158,000
Stock option exercise (in shares)			6,000
Common stock issued for restricted stock, net (in shares)				(26,000)
Member's Equity End of Period at Dec. 31, 2011		(61,184)				321,110		(353,636)		(28,658)
Stockholders' Equity End of Period at Dec. 31, 2011	(153,888)		526	(53)	216,485		(342,188)		(28,658)
Treasury Stock, Shares at Dec. 31, 2011				(26,000)
Common Stock, Shares, Issued at Dec. 31, 2011			52,631,000
Cash distributions		(82)						(82)
Contribution from parent (Return of capital)		776				776
Net loss	(173,829)	(166,170)					(173,829)	(166,170)
Other comprehensive income (loss)	3,385	3,385							3,385	3,385
Common stock issued for restricted stock, net			4		(4)
Common stock issued for restricted stock, net	(31)
Common stock issued for restricted stock, net				(31)
Equity award expense	2,677	2,676			2,677	2,676
Common stock issued for restricted stock, net (in shares)			320,000
Common stock issued for restricted stock, net (in shares)				(29,000)
Member's Equity End of Period at Dec. 31, 2012		(220,599)				324,562		(519,888)		(25,273)
Stockholders' Equity End of Period at Dec. 31, 2012	(321,686)		530	(84)	219,158		(516,017)		(25,273)
Treasury Stock, Shares at Dec. 31, 2012	(55,005)			(55,000)
Common Stock, Shares, Issued at Dec. 31, 2012	52,951,379		52,951,000
Cash distributions		(23)						(23)
Contribution from parent (Return of capital)		(94,878)				(94,878)
Net loss	(38,378)	(37,769)					(38,378)	(37,769)
Other comprehensive income (loss)	717	717							717	717
Common stock issued for restricted stock, net			3		(3)
Common stock issued for restricted stock, net	(22)
Common stock issued for restricted stock, net				(22)
Equity award expense	449	449			449	449
Common stock issued for restricted stock, net (in shares)			296,000
Common stock issued for restricted stock, net (in shares)				(19,000)
Member's Equity End of Period at Mar. 31, 2013		(352,103)				230,133		(557,680)		(24,556)
Stockholders' Equity End of Period at Mar. 31, 2013	(358,920)		533	(106)	219,604		(554,395)		(24,556)
Treasury Stock, Shares at Mar. 31, 2013				(74,000)
Common Stock, Shares, Issued at Mar. 31, 2013			53,247,000
Member's Equity Beginning of Period at Dec. 31, 2012		(220,599)				324,562		(519,888)		(25,273)
Stockholders' Equity Beginning of Period at Dec. 31, 2012	(321,686)		530	(84)	219,158		(516,017)		(25,273)
Treasury Stock, Shares at Dec. 31, 2012	(55,005)			(55,000)
Common Stock, Shares, Issued at Dec. 31, 2012	52,951,379		52,951,000
Cash distributions		(140)						(140)
Contribution from parent (Return of capital)		(94,878)				(94,878)
Net loss	(111,206)	(111,152)					(111,206)	(111,152)
Other comprehensive income (loss)	13,838	13,838							13,838	13,838
Common stock issued for restricted stock, net			3		(3)
Common stock issued for restricted stock, net	(22)
Common stock issued for restricted stock, net				(22)
Equity award expense	1,805	1,805			1,805	1,805
Common stock issued for restricted stock, net (in shares)			296,000
Common stock issued for restricted stock, net (in shares)				(19,000)
Member's Equity End of Period at Dec. 31, 2013		(411,126)				231,489		(631,180)		(11,435)
Stockholders' Equity End of Period at Dec. 31, 2013	(417,271)		533	(106)	220,960		(627,223)		(11,435)
Treasury Stock, Shares at Dec. 31, 2013	(74,231)			(74,000)
Common Stock, Shares, Issued at Dec. 31, 2013	53,246,715		53,247,000
Contribution from parent (Return of capital)		80				80
Net loss	(90,610)	(90,601)					(90,610)	(90,601)
Other comprehensive income (loss)	213	213							213	213
Common stock issued for restricted stock, net				(58)
Stock option exercise	85		0		85
Equity award expense	392	392			392	392
Stock option exercise (in shares)			25,000
Common stock issued for restricted stock, net (in shares)				(24,000)
Member's Equity End of Period at Mar. 31, 2014		(501,042)				231,961		(721,781)		(11,222)
Stockholders' Equity End of Period at Mar. 31, 2014	$ (507,249)		$ 533	$ (164)	$ 221,437		$ (717,833)		$ (11,222)
Treasury Stock, Shares at Mar. 31, 2014	(98,064)			(98,000)
Common Stock, Shares, Issued at Mar. 31, 2014	53,271,772		53,272,000